Inventories (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Inventories
Raw materials and supplies	€ 19,578,604	€ 10,674,829
Work in progress	1,642,247	693,357
Finished goods and merchandise	14,628,795	5,887,869
Total current inventories	35,849,646	17,256,055	€ 14,485,822
Inventories recognized as cost of sales	129,426,000	105,030,000
Write-down on inventory	€ 115,000	€ 96,000